INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Summary of investments

	As at December 31,	As at December 31,
	2020	2019
Equity securities	$282,356	$86,252
Share purchase warrants	92,747	4,984
Total investments	$375,103	$91,236

The following table sets out details of the Company's investments:

	As at December 31, 2020
	Equity	Share purchase	Total
	securities	warrants	investments
Orla Mining Ltd.	$113,460	$47,329	$160,789
Rupert Resources Ltd.	65,461	39,280	104,741
White Gold Corp.	13,419	—	13,419
Royal Road Minerals Ltd.	12,801	—	12,801
Other(i)	77,215	6,138	83,353
Total investments	$282,356	$92,747	$375,103

	As at December 31, 2019
	Equity	Share purchase	Total
	securities	warrants	investments
Orla Mining Ltd.	$27,125	$4,399	$31,524
White Gold Corp.	18,735	—	18,735
Other(i)	40,392	585	40,977
Total investments	$86,252	$4,984	$91,236

Note:

(i)The balance is comprised of 17 (2019 — 16) investments that are each individually immaterial.